Waddell & Reed InvestEd Portfolios

Supplement dated October 10, 2011 to the

Waddell & Reed InvestEd Portfolios Statement of Additional Information

dated April 29, 2011

Effective October 10, 2011, the name of Waddell & Reed InvestEd Portfolios (the Trust) is changed to the following:

InvestEd Portfolios

Effective October 10, 2011, the name of each series of the Trust is changed as follows:

Previous Name	New Name
Waddell & Reed InvestEd Balanced Portfolio	InvestEd Balanced Portfolio
Waddell & Reed InvestEd Conservative Portfolio	InvestEd Conservative Portfolio
Waddell & Reed InvestEd Growth Portfolio	InvestEd Growth Portfolio

Effective October 10, 2011, all references to the “Waddell & Reed InvestEd Plan,” the “InvestEd 529 Plan,” or the “InvestEd Plan” are changed to the following:

Ivy Funds InvestEd 529 Plan

Supplement	Statement of Additional Information	1